FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 26, 2019
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

	June 26, 2019		June 27, 2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
3.875% notes	$298.6	$296.3	$298.2	$285.3
5.00% notes	$345.9	$356.2	$345.2	$342.3